INCOME TAXES (Tables)	6 Months Ended
Jun. 30, 2023
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME BEFORE INCOME TAXES

Pre-tax (loss) income from continuing operations and discontinued operations for the six months ended June 30, 2023 and 2022 were taxable in the following jurisdictions:

	Six Months Ended	Six Months Ended
	June 30, 2023	June 30, 2022
	(Unaudited)	(Unaudited)
PRC	$414,924	$19,347,915
HK	(113,406)	(21,344,187)
BVI	(2,076,035)	-
Total loss before income taxes	$(1,774,517)	$(1,996,272)

SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE (BENEFIT)

Income tax expense (benefit) from continuing operations consists of the following:

	Six Months Ended	Six Months Ended
	June 30, 2023	June 30, 2022
	(Unaudited)	(Unaudited)
Current tax expense	$34,513	$4,283
Income tax expense	$34,513	$4,283

SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION

Current income tax expense (benefit) was recorded in 2023 and 2022 and was related to differences between the book and corporate income tax returns.

	Six Months Ended	Six Months Ended
	June 30, 2023	June 30, 2022
	(Unaudited)	(Unaudited)
PRC statutory tax rate	25%	25%
Computed expected income tax (benefit)	$(443,629)	$(499,068)
Tax rate differential benefit from tax holiday	(37,415)	196,598
Permanent differences	(191,646)	(768,715)
Tax effect of deductible temporary differences not recognized	(116,103)	331,895
Tax effect of tax losses unrecognized	823,306	743,573
Income tax expense	$34,513	$4,283